Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Feb. 07, 2024
C000247858
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares 90% KWEB Defined Outcome January 2027 ETF
Account Value	$ 12,444	$ 10,252	$ 10,000
C000247859
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares 100% KWEB Defined Outcome January 2027 ETF
Account Value	$ 11,588	10,084	10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 13,469	10,485	10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 13,469	10,485	10,000
CSI Overseas China Internet Index
Account Value [Line Items]
Line Graph and Table Measure Name	CSI Overseas China Internet Index
Account Value	$ 14,602	10,728	10,000
CSI Overseas China Internet Index
Account Value [Line Items]
Line Graph and Table Measure Name	CSI Overseas China Internet Index
Account Value	$ 14,602	$ 10,728	$ 10,000